Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued compensation and benefits	$ 5,004	$ 4,773
Accrued sales and use tax	7,101	5,860
Accrued purchases of property and equipment	4,304	3,339
Accrued transaction costs	813	3,693
Other	6,659	5,512
Total	$ 23,881	23,177
Starry, Inc [Member]
Accrued compensation and benefits		4,773	$ 3,633
Accrued sales and use tax		5,860	3,327
Accrued purchases of property and equipment		3,339	2,257
Accrued transaction costs		3,693	0
Other		5,512	3,856
Total		$ 23,177	$ 13,073